OTHER INCOME (EXPENSE)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE)
15	OTHER INCOME (EXPENSE)
Other income (expense) for 2013, 2014 and 2015 included foreign exchange gain (loss) were $2,336, $(3,039) and $(2,989), respectively.